      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                           LARGE CAP VALUE PORTFOLIO

The following information supplements certain information contained in the portfolio's Prospectus and Statement of Additional Information.

     Effective November 1, 2002, the Credit Suisse Value Team will be responsible for the day-to-day management of the fund. Christopher F. Corapi will no longer serve as Co-Portfolio Manager of the fund.

Dated: October 24, 2002                                            TRLCV-16-1002

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                           SMALL CAP VALUE PORTFOLIO

The following information supplements certain information contained in the portfolio's Prospectus and Statement of Additional Information.

     Effective November 1, 2002, the Credit Suisse Value Team will be responsible for the day-to-day management of the fund. Christopher F. Corapi will no longer serve as Portfolio Manager of the fund.

Dated: October 24, 2002                                            TRSCV-16-1002